Note 13 - Commitments and Contingencies	6 Months Ended
Jun. 30, 2017
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
13.
Commitments and Contingencies:

(a) Time charters:
As at
June 30, 2017,
the Company has entered into time charter arrangements for all of its vessels in operation, with international liner operators. These arrangements as at
June 30, 2017,
have remaining terms of up to
90
months. After
June 30, 2017,
future minimum contractual charter revenues assuming
365
revenue days per annum per vessel and the earliest redelivery dates possible, based on vessels’ committed, non-cancelable, time charter contracts, are as follows:

Year ending December 31,	Amount
2017	$182,557
2018	218,202
2019	138,512
2020	110,092
2021	101,462
2022 and thereafter	164,623
Total	$915,448

(b) Capital Commitments:
Pursuant to the Restated Framework Deed the Company has a contractual commitment of approximately
$2,137
representing
49%
of the remaining construction cost of
two
vessels under construction (Note
9
).

(c) Debt guarantees with respect to entities formed under the Framework Deed:
Costamare agreed to guarantee
100%
of the debt of Ainsley Maritime Co., Ambrose Maritime Co., Kemp Maritime Co. and Hyde Maritime Co., which were formed under the Framework Deed and own
Cape Kortia
, Hull
NCP0116,
Cape Akritas
and
Cape Tainaro
respectively. As at
June 30, 2017,
Costamare has guaranteed
$88,000
of debt relating to Kemp Maritime Co. and Hyde Maritime Co. (Note
9
) and
$86,600
of the debt relating to Ainsley Maritime Co. and Ambrose Maritime Co. (Note
9
). As security for providing the guarantee, in the event that Costamare is required to pay under any guarantee, Costamare is entitled to acquire all of the shares in the entities for whose benefit the guarantee has been issued that it does not
already own for nominal consideration.

(d) Other:
Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may
arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company’s vessels. Currently, management is not
aware of any such claims
not
covered by insurance or contingent liabilities, which should be disclosed, or for which a provision has not
been established in the accompanying consolidated financial statements.

The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not
aware of any other claims or contingent liabilities which should be disclosed or for which a provision should be established in the accompanying consolidated financial statements.

The Company is covered for liabilities associated with the vessels’ operations up to the customary limits provided by the Protection and Indemnity (“P&I”) Clubs, members of the International Group of P&I Clubs.